Basis of Presentation (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses And Other Current Assets [Line Items]
Advance hire	$ 1,720,308	$ 4,345,959
Prepaid expenses	1,013,021	427,889	$ 514,169
Other current assets	318,428	1,794,386	3,441,074
Total	$ 3,051,757	$ 6,568,234	$ 12,877,771